Selected Financial Statement Information (Details 3) (USD $) In Thousands, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended			3 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2011 PRI Medical trade name	Dec. 31, 2011 PRI Medical trade name Change to estimated remaining useful life	Dec. 31, 2011 PRI Medical trade name Change to estimated remaining useful life Estimated remaining useful life before change
Other Intangible Assets and Goodwill
Total amortization expense	$ 3,600	$ 3,300	$ 11,300	$ 10,100	$ 19,400	$ 13,700	$ 14,300	$ 4,100
Estimated remaining useful life									3 months	114 months
Future estimated amortization expense
2012					14,336
2013					12,890
2014					11,971
2015					11,066
2016					9,960
Thereafter					15,217
Total					$ 75,440